Annual Total Returns - FidelityIntermediateMunicipalIncomeFund-AMCIZPRO - FidelityIntermediateMunicipalIncomeFund-AMCIZPRO - Fidelity Intermediate Municipal Income Fund	Mar. 01, 2024
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Intermediate Municipal Income Fund - Class A
Bar Chart Table:
Annual Return 2014	6.38%
Annual Return 2015	1.79%
Annual Return 2016	(0.34%)
Annual Return 2017	4.25%
Annual Return 2018	0.88%
Annual Return 2019	6.20%
Annual Return 2020	4.11%
Annual Return 2021	0.91%
Annual Return 2022	(6.65%)
Annual Return 2023	5.28%